Segment Information - Summary Of Reconciliation Of Loss From Operations By Segment To Consolidated Loss From Operations And Net Loss (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating Income (Loss)		$ (36,709)	$ (9,419)
Share-based compensation expense		(678)	(1,194)
Interest expense, net		7,965	1,216
Loss on extinguishment of debt	$ (2,600)	96,024	0
Change in fair value of warrant and derivative liabilities		(1,716)	0
Other (income) expense		(38)	4
Loss before income taxes		(138,944)	(10,639)
Provision for (benefit from) income taxes		38	(184)
Net loss		(138,982)	(10,455)
Corporate Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating Income (Loss)		(7,600)	(4,831)
Corporate and Other [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating Income (Loss)		$ (28,431)	$ (3,394)